Stock Option and Incentive Plan - Summary of Option Activity (Parenthetical) (Detail)	12 Months Ended
Sep. 30, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average remaining contractual life of outstanding options	7 years 2 months 26 days
Weighted average remaining contractual life of exercisable options	5 years 7 months 17 days